Document and Entity Information	0 Months Ended
Feb. 07, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 07, 2014
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Feb. 07, 2014
Document Effective Date	Feb. 07, 2014
Prospectus Date	Feb. 07, 2014